UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09329

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND,

INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Health Care Fund

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 97.9%
Health Care - 97.9%
Biotechnology - 17.8%
Amicus Therapeutics, Inc. (a)	52,200	$558,540
Amylin Pharmaceuticals, Inc. (a)	94,000	2,745,740
Basilea Pharmaceutica (a)	10,103	1,470,573
Celgene Corp. (a)	24,100	1,477,089
Genentech, Inc. (a)	68,380	5,551,088
Gilead Sciences, Inc. (a)	157,000	8,090,210

		19,893,240

Health Care Equipment & Supplies - 19.6%
Alcon, Inc.	47,300	6,728,425
Baxter International, Inc.	29,100	1,682,562
Becton Dickinson & Co.	68,300	5,863,555
Hologic, Inc. (a)	50,900	2,830,040
Nobel Biocare Holding AG	20,381	4,746,325

		21,850,907

Health Care Providers & Services - 11.8%
Aetna, Inc.	121,600	5,118,144
McKesson Corp.	30,000	1,571,100
Medco Health Solutions, Inc. (a)	112,800	4,939,512
WellPoint, Inc. (a)	33,400	1,473,942

		13,102,698

Life Sciences Tools & Services - 2.5%
Luminex Corp. (a)	144,100	2,831,565

Pharmaceuticals - 46.2%
Abbott Laboratories	91,918	5,069,278
Allergan, Inc.	82,500	4,652,175
Bristol-Myers Squibb Co.	125,800	2,679,540
Eli Lilly & Co.	103,400	5,334,406
Johnson & Johnson	67,700	4,391,699
Merck & Co., Inc.	121,700	4,618,515
Novartis AG	102,148	5,241,629
Roche Holding AG	38,055	7,172,224
Shionogi & Co. Ltd.	89,000	1,530,602
Takeda Pharmaceutical Co. Ltd.	50,400	2,530,185
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	168,880	7,800,567
Wyeth	12,140	506,966

		51,527,786

Total Investments - 97.9%
(cost $79,899,864)		109,206,196
Other assets less liabilities - 2.1%		2,329,812

Net Assets - 100.0%		$111,536,008

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR☐	-	☐	American Depositary Receipt☐

Country Breakdown *

AllianceBernstein Global Health Care Fund

March 31, 2008 (unaudited)

Summary
	65.9%	United States
	23.2%	Switzerland
	7.2%	Israel
	3.7%	Japan

	100.0%	Total Investments

*	All data are as of March 31, 2008. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Health Care Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	May 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 23, 2008